UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $111,060 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     5385   124614 SH       SOLE                   124614
AMERICAN WTR WKS CO INC NEW    COM              030420103     9558   426503 SH       SOLE                   426503
BERRY PETE CO                  CL A             085789105      423    14500 SH       SOLE                    14500
BLOCKBUSTER INC                CL B             093679207       60   101300 SH       SOLE                   101300
CAREFUSION CORP                COM              14170T101     6010   240300 SH       SOLE                   240300
CNX GAS CORP                   COM              12618H309     1334    45200 SH       SOLE                    45200
CROWN CASTLE INTL CORP         COM              228227104     5446   139500 SH       SOLE                   139500
CVS CAREMARK CORPORATION       COM              126650100     5183   160900 SH       SOLE                   160900
ENERGY XXI (BERMUDA) LTD       COM SHS          G10082108     1463   633500 SH       SOLE                   633500
HEWLETT PACKARD CO             COM              428236103    10683   207400 SH       SOLE                   207400
INDIA FD INC                   COM              454089103     2834    92300 SH       SOLE                    92300
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3637    78700 SH       SOLE                    78700
MASTERCARD INC                 CL A             57636Q104    11445    44711 SH       SOLE                    44711
MOLECULAR INSIGHT PHARM INC    COM              60852M104     1174   521904 SH       SOLE                   521904
MONSANTO CO NEW                COM              61166W101     4357    53300 SH       SOLE                    53300
MOSAIC CO                      COM              61945A107     4014    67200 SH       SOLE                    67200
NASDAQ OMX GROUP INC           COM              631103108     4420   223000 SH       SOLE                   223000
NATIONAL FUEL GAS CO N J       COM              636180101     5640   112800 SH       SOLE                   112800
NORTH AMERN ENERGY PARTNERS    COM              656844107     4309   593566 SH       SOLE                   593566
ORBCOMM INC                    COM              68555P100      599   221800 SH       SOLE                   221800
SPDR GOLD TRUST                GOLD SHS         78463V107     1653    15400 SH       SOLE                    15400
STAR SCIENTIFIC INC            COM              85517P101        7    10000 SH       SOLE                    10000
TRAVELCENTERS OF AMERICA LLC   COM              894174101      178    40100 SH       SOLE                    40100
UNION PAC CORP                 COM              907818108     3348    52400 SH       SOLE                    52400
URS CORP NEW                   COM              903236107     7515   168800 SH       SOLE                   168800
VENOCO INC                     COM              92275P307     5531   424149 SH       SOLE                   424149
VISA INC                       COM CL A         92826C839     4854    55500 SH       SOLE                    55500